Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles.
Use of Estimates	Use of Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of changes in the assets and liabilities during the period. Actual results could differ from these estimates.
Risks and Uncertainties	Risks and Uncertainties The Plan provides for investment in mutual funds, a collective investment trust fund and a unitized fund comprised of Team’s common stock and a money market fund. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the value of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.
Investment Valuation and Income Recognition	Investment Valuation and Income Recognition
Securities held by the Plan are valued at fair value and any increases or decreases in the value of securities held, as well as other investment earnings, are allocated to the participants’ accounts. See Note (6)—Fair Value Measurements for discussion of fair value measurements.
Net change in fair value of investments includes gains and losses on investments bought and sold as well as held during the year.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis using a crediting rate that is generally based on the fair value, duration, and yield to maturity of the underlying portfolio. Dividends are recorded on the ex-dividend date.
The Galliard Retirement Income Fund (the “Fund”) seeks to provide consistency of returns while attempting to maintain minimal volatility, and is designed for investors seeking higher income than money market investments without the price fluctuation of stock or bond funds. The fair value of the Fund presented in the Plan’s financial statements is measured at net asset value (“NAV”) per share provided by the Trustee as a practical expedient. Plan participants acquire investment units in the Fund, with each unit representing an undivided interest in the underlying assets of the Fund. The Fund is a collective investment trust fund that primarily invests in stable value funds. At December 31, 2025 and 2024, the Fund has invested all of its assets in the Galliard Managed Income Fund Core. The value of the investment held by this fund is based on the underlying unit value reported by the stable value fund.
Participant transactions (purchases and sales) with the Fund may occur daily at NAV, subject to limitations on transfer to a competing investment vehicle. The Plan’s continuing ability to transact with the Fund at NAV may be restricted or limited upon occurrence of certain Fund-level or Plan-level conditions or events, or with respect to transactions not initiated by the Plan participants. For example, the Company may decide to terminate the Plan’s offering of the Fund as a Plan investment option and fully withdraw all invested balances from the Fund. The Plan is restricted from withdrawing all assets from the Fund for a period of 12 months upon notification by the Company of its intent to do so under the terms of the participation agreement. There are no unfunded commitments to the Fund.

Notes Receivable from Participants	Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. Delinquent notes receivable from participants are reclassified as a distribution based upon the terms of the Plan document.

Expenses	Expenses Processing fees and check fees are charged to the accounts of the participants at the time of distribution when participants elect to take loan or benefit distributions from their accounts. All other administrative expenses of the Plan, including audit and legal fees, are paid by the Plan, as provided in the Plan document. Certain investment fund options are subject to investment-related fees based on a percentage of invested assets, as disclosed in the applicable fund’s prospectus and disclosed to participants through a participant disclosure notice. Such fees are charged directly against the fund’s net appreciation (depreciation) in fair value of investments and are not separately disclosed in the accompanying financial statements.
Payment of benefits	Payment of Benefits Benefit payments to participants are recorded upon distribution. At December 31, 2025 and 2024, all amounts allocated to accounts of persons who have elected to withdraw from the Plan have been paid.
Line of Credit	Line of Credit The Trustee has arranged to utilize a line of credit to facilitate the purchase activity in the event that disbursement transactions on any given day exceed the cash position available in the unitized fund. At December 31, 2025 and 2024, there was no outstanding balance related to this line of credit.